Significant Accounting Policies and Basis of Presentation (Details) - Summary of Potentially Dilutive Shares Excluded from Computation of Earnings Per Share - shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,782,976
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	959,610
Convertible Series A Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,823,366